1(212) 318-6736

ryanjohnson@paulhastings.com

May 4, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:	The Gabelli Value 25 Fund Inc. (the “Fund”)

Securities Act File No. 33-30139

Investment Company Act File No. 811-05848

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 50 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2020 (Accession # 0001193125-20-125623).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Ryan Johnson
Ryan Johnson for PAUL HASTINGS LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
A. Mango – Gabelli Funds, LLC
A. Ward

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